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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605


                      Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Balanced Fund
Schedule of Investments  09/30/2006

Shares                                                             Value

        Common Stocks - 60.4 %
        Energy - 3.4 %
        Integrated Oil & Gas - 1.2 %
  2,400 BP Amoco Plc (A.D.R.) *                                  $ 157,392
 18,176 Exxon Mobil Corp. *                                       1,219,610
                                                                 $1,377,002
        Oil & Gas Equipment & Services - 1.8 %
 34,988 National-Oilwell Varco, Inc. *                           $2,048,547
        Oil & Gas Exploration & Production - 0.4 %
 11,600 Encana Corp. *                                           $ 541,604
        Total Energy                                             $3,967,153
        Materials - 3.5 %
        Gold - 1.1 %
 30,200 Newmont Mining Corp. *                                   $1,291,050
        Industrial Gases - 2.4 %
 47,400 Praxair, Inc. *                                          $2,804,184
        Total Materials                                          $4,095,234
        Capital Goods - 4.2 %
        Aerospace & Defense - 2.6 %
 44,300 Northrop Grumman Corp.                                   $3,015,501
        Industrial Conglomerates - 1.6 %
 25,900 3M Co. *                                                 $1,927,478
        Total Capital Goods                                      $4,942,979
        Commercial Services & Supplies - 0.2 %
        Diversified Commercial Services - 0.2 %
  6,100 Cintas Corp. *                                           $ 249,063
        Total Commercial Services & Supplies                     $ 249,063
        Transportation - 2.1 %
        Air Freight & Couriers - 2.1 %
 33,500 United Parcel Service *                                  $2,409,990
        Total Transportation                                     $2,409,990
        Consumer Durables & Apparel - 1.4 %
        Apparel, Accessories & Luxury Goods - 1.4 %
 41,400 Liz Claiborne, Inc. *                                    $1,635,714
        Total Consumer Durables & Apparel                        $1,635,714
        Media - 3.1 %
        Broadcasting & Cable TV - 2.1 %
 68,000 Comcast Corp. *                                          $2,503,080
        Movies & Entertainment - 1.0 %
 30,897 Viacom, Inc. (Class B) *                                 $1,148,750
        Total Media                                              $3,651,830
        Retailing - 1.3 %
        Apparel Retail - 1.3 %
 59,800 Ross Stores, Inc. *                                      $1,519,518
        Total Retailing                                          $1,519,518
        Food & Drug Retailing - 3.3 %
        Drug Retail - 3.1 %
111,300 CVS Corp.                                                $3,574,956
        Food Distributors - 0.1 %
  3,200 Sysco Corp.                                              $ 107,040
        Hypermarkets & Supercenters - 0.1 %
  3,500 Wal-Mart Stores, Inc. *                                  $ 172,620
        Total Food & Drug Retailing                              $3,854,616
        Food, Beverage & Tobacco - 6.0 %
        Brewers - 0.2 %
  6,100 Anheuser-Busch Companies, Inc. *                         $ 289,811
        Packaged Foods & Meats - 1.6 %
 39,600 William Wrigley Jr. Co. *                                $1,823,976
        Soft Drinks - 4.1 %
 24,000 Coca-Cola Co. *                                          $1,072,320
 57,800 PepsiCo, Inc. *                                           3,772,028
                                                                 $4,844,348
        Total Food, Beverage & Tobacco                           $6,958,135
        Household & Personal Products - 0.9 %
        Personal Products - 0.9 %
 26,300 Estee Lauder Co. *                                       $1,060,679
        Total Household & Personal Products                      $1,060,679
        Health Care Equipment & Services - 2.1 %
        Health Care Distributors - 1.2 %
 20,400 Cardinal Health, Inc.                                    $1,341,096
        Health Care Equipment - 0.8 %
 29,200 Biomet, Inc. *                                           $ 939,948
        Health Care Technology - 0.1 %
  4,900 IMS Health, Inc. *                                       $ 130,536
        Total Health Care Equipment & Services                   $2,411,580
        Pharmaceuticals & Biotechnology - 7.1 %
        Biotechnology - 2.0 %
 33,668 Amgen, Inc. *                                            $2,408,272
        Pharmaceuticals - 5.1 %
 10,700 Eli Lilly & Co. *                                        $ 609,900
 61,921 Pfizer, Inc. *                                            1,756,080
 30,616 Teva Pharmaceutical Industries, Ltd. * (b)                1,043,699
 49,800 Wyeth *                                                   2,531,832
                                                                 $5,941,511
        Total Pharmaceuticals & Biotechnology                    $8,349,783
        Banks - 0.3 %
        Diversified Banks - 0.3 %
  4,420 U.S. Bancorp                                             $ 146,832
  3,800 Wachovia Corp. *                                           212,040
                                                                 $ 358,872
        Total Banks                                              $ 358,872
        Diversified Financials - 5.4 %
        Asset Management & Custody Banks - 1.4 %
 46,300 The Bank of New York Co., Inc. *                         $1,632,538
        Consumer Finance - 1.8 %
 37,600 American Express Co.                                     $2,108,608
        Investment Banking & Brokerage - 0.6 %
  9,000 Merrill Lynch & Co., Inc.                                $ 703,980
        Diversified Financial Services - 1.6 %
 35,500 Bank of America Corp. *                                  $1,901,735
        Total Diversified Financials                             $6,346,861
        Insurance - 4.1 %
        Multi-Line Insurance - 0.2 %
  3,300 American International Group, Inc. *                     $ 218,658
        Property & Casualty Insurance - 3.8 %
  1,120 Berkshire Hathaway, Inc. (Class B) *                     $3,554,880
 40,700 Progressive Corp.                                          998,778
                                                                 $4,553,658
        Total Insurance                                          $4,772,316
        Software & Services - 6.7 %
        Data Processing & Outsourced Services - 3.1 %
 84,600 First Data Corp.                                         $3,553,200
                                                                 $3,553,200
        Systems Software - 3.6 %
154,300 Microsoft Corp. *                                        $4,217,019
        Total Software & Services                                $7,770,219
        Technology Hardware & Equipment - 4.1 %
        Communications Equipment - 2.8 %
 65,300 Cisco Systems, Inc. *                                    $1,501,900
 28,300 Corning, Inc. *                                            690,803
 32,300 Qualcomm, Inc. *                                          1,174,105
                                                                 $3,366,808
        Computer Hardware - 1.2 %
 39,800 Hewlett-Packard Co.                                      $1,460,262
        Total Technology Hardware & Equipment                    $4,827,070
        Semiconductors - 1.0 %
 16,500 Freescale Semiconductor, Inc. *                          $ 627,825
 14,500 Intel Corp. *                                              298,265
  8,700 Texas Instruments, Inc.                                    289,275
                                                                 $1,215,365
        Total Semiconductors                                     $1,215,365
        Telecommunication Services - 0.1 %
        Wireless Telecommuni Cation Services - 0.1 %
  5,000 Vodafone Group Plc (A.D.R.) *                            $ 114,300
        Total Telecommunication Services                         $ 114,300
        TOTAL COMMON STOCKS
        (Cost  $56,063,499)                                      $70,511,277

        Rights/Warrants - 0.0 %
        Technology Hardware & Equipment - 0.0 %
        Communications Equipment - 0.0 %
  1,883 Lucent Technologies - CW07, Warrant Expires 12/10/07 *   $     358
        TOTAL RIGHTS/WARRANTS
        (Cost  $2,194)                                           $     358

        Asset Backed Securities - 1.0 %
        Transportation - 0.0 %
        Airlines - 0.0 %
 11,664 Continential Airlines, 6.648%, 9/15/17                   $  11,868
        Total Transportation                                     $  11,868
        Diversified Financials - 0.6 %
        Diversified FinancIAL Services - 0.6 %
210,107 Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)        $ 206,107
211,819 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)   213,938
242,422 Power Receivables Finance, 6.29%, 1/1/12 (144A)            244,572
                                                                 $ 664,617
        Total Diversified Financials                             $ 664,617
        Utilities - 0.4 %
        Electric Utilities - 0.3 %
272,580 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)      $ 281,308
158,400 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)            160,974
                                                                 $ 442,282
        Total Utilities                                          $ 442,282
        TOTAL ASSET BACKED SECURITIES
        (Cost  $1,113,571)                                       $1,118,767

        Collateralized Mortgage Obligations - 1.1 %
        Diversified Financials - 0.1 %
        Diversified Financial Services - 0.1 %
 60,000 Global Signal, 7.036%, 2/15/36 (144A)                    $  61,264
        Total Diversified Financials                             $  61,264
        Government - 1.1 %
471,088 Fannie Mae Benchmark Remic, 6.0%, 6/25/16                $ 474,031
135,119 Federal Home Loan Bank, 5.00%, 1/15/16                     134,180
280,771 Federal Home Loan Mortgage Corporation, 5.875%, 5/15/16    281,701
382,351 Freddie Mac, 6.1%, 9/15/18                                 382,770
                                                                 $1,272,682
        Total Government                                         $1,272,682
        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost  $1,334,067)                                       $1,333,946

        Corporate Bonds - 9.7 %
        Energy - 0.9 %
        Integrated Oil & Gas - 0.1 %
120,000 Occidental Petroleum, 6.75%, 1/15/12                     $ 128,242
 25,000 Petro-Canada, 4.0%, 7/15/13                                 22,737
 15,000 USX Corp., 6.85%, 3/1/08                                    15,284
                                                                 $ 166,263
        Oil & Gas Equipment & Services - 0.1 %
1,000,00Sevan Marine, 9.0%, 3/31/08                              $ 158,145
        Oil & Gas Expolration & Production - 0.4 %
300,000 Gazprom International SA., 7.201%, 2/1/20 (144A)         $ 315,000
 65,000 Pemex Project Funding Master, 9.125%, 10/13/10              72,768
 88,350 Ras Laffan Liq Natural Gas, 3.437%, 9/15/09 (144A)          85,572
                                                                 $ 473,340
        Oil & Gas Refining & Marketing - 0.1 %
 65,000 Boardwalk Pipelines LLC, 5.5%, 2/1/17                    $  63,103
100,000 Semco Energy, Inc., 7.125%, 5/15/08                         99,419
                                                                 $ 162,522
        Oil & Gas Storage & Transporation - 0.0 %
 40,000 Kinder Morgan Energy Partners, 6.75%, 3/15/11            $  41,676
        Total Energy                                             $1,001,946
        Materials - 1.3 %
        Aluminum - 0.1 %
150,000 Novelis, Inc., 7.25%, 2/15/15                            $ 142,500
        Commodity Chemicals - 0.3 %
300,000 Nova Chemicals, Ltd., 6.5%, 1/15/12                      $ 282,000
        Diversified Metals & Mining - 0.4 %
425,000 Inco, Ltd., 7.2%, 9/15/32                                $ 434,054
        Fertilizers & Agricultural Chemicals - 0.0 %
 30,000 Potash Corp. Saskatchewan, 4.875%, 3/1/13                $  28,883
        Metal & Glass Containers - 0.1 %
125,000 Tenneco Packaging, 8.125%, 6/15/17                       $ 142,501
        Paper Products - 0.4 %
150,000 Abitibi-Consolidated, Inc., 6.95%, 4/1/08                $ 148,875
300,000 MDP Acquistions, 9.625%, 10/1/12                           316,500
                                                                 $ 465,375
        Total Materials                                          $1,495,313
        Capital Goods - 0.6 %
        Aerospace & Defense - 0.1 %
 25,000 Boeing Co., 5.125%, 2/15/13                              $  24,843
 80,000 Honeywell International, 7.5%, 3/1/10                       85,794
                                                                 $ 110,637
        Electrical Component & Equipment - 0.1 %
 82,773 Orcal Geothermal, 6.21%, 12/30/20 (144A)                 $  82,890
        Industrial Conglomerates - 0.2 %
145,000 General Electric Capital Corp., 6.125%, 2/22/11          $ 150,440
 90,000 General Electric Capital Corp., 6.75%, 3/15/32             102,874
                                                                 $ 253,314
        Trading Companies & Distributors - 0.2 %
300,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)               $ 288,341
        Total Capital Goods                                      $ 735,182
        Automobiles & Components - 0.5 %
        Automobile Manufacturers - 0.5 %
 80,000 Ford Motor Co., 7.25%, 10/1/08                           $  79,800
500,000 General Motors, 7.2%, 1/15/11 (b)                          460,625
                                                                 $ 540,425
        Total Automobiles & Components                           $ 540,425
        Consumer Durables & Apparel - 0.1 %
        Home Furnishings - 0.1 %
 95,000 Mohawk Industries, Inc., 6.125%, 1/15/16                 $  94,426
        Total Consumer Durables & Apparel                        $  94,426
        Consumer Services - 0.1 %
        Hotels, Resorts & Cruise Lines - 0.1 %
100,000 Royal Caribbean Cruises, 7.25%, 6/15/16                  $ 101,072
        Total Consumer Services                                  $ 101,072
        Media - 1.4 %
        Broadcasting & Cable TV - 0.9 %
500,000 Comcast Cable Corp., 7.125%,  6/15/13                    $ 539,063
 80,000 Comcast Corp., 5.3%, 1/15/14                                77,908
300,000 Cox Communications, 7.125%, 10/1/12                        319,718
150,000 Cox Enterprises, 4.375%, 5/1/08 (144A)                     147,181
                                                                 $1,083,870
        Publishing - 0.4 %
512,000 News America, Inc., 7.3%, 4/30/28                        $ 546,112
        Total Media                                              $1,629,982
        Retailing - 0.1 %
        Department Stores - 0.0 %
 15,000 Nordstrom, Inc., 5.625%, 1/15/09                         $  15,101
        Specialty Stores - 0.1 %
130,000 Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15     $ 131,981
        Total Retailing                                          $ 147,082
        Food, Beverage & Tobacco - 0.1 %
        Brewers - 0.0 %
 35,000 Miller Brewing Co., 5.5%, 8/15/13 (144A)                 $  34,670
        Packaged Foods & Meats - 0.0 %
 35,000 Unilever Capital Corp., 7.125%, 11/1/10                  $  37,389
        Soft Drinks - 0.0 %
 35,000 Bottling Group LLC, 5.0%, 11/15/13                       $  34,357
        Total Food, Beverage & Tobacco                           $ 106,416
        Banks - 0.5 %
        Diversified Banks - 0.4 %
115,000 Kazkommerts International BV, 8.0%, 11/3/15              $ 116,150
150,000 KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                     147,717
225,000 National Westminster, 7.375%, 10/1/09                      239,577
 30,000 US Bancorp, 3.125%, 3/15/08                                 29,134
                                                                 $ 532,578
        Regional Banks - 0.0 %
 40,000 Keycorp, 2.75%, 2/27/07                                  $  39,504
        Total Banks                                              $ 572,082
        Diversified Financials - 0.6 %
        Consumer Finance - 0.2 %
265,000 SLM Corp., Floating Rate Note, 7/25/14                   $ 240,784
        Investment Banking & Brokerage - 0.1 %
200,000 E*Trade Financial Corp., 8.0%, 6/15/11                   $ 207,000
        Diversified Financial Services - 0.3 %
300,000 Brascan Corp., 5.75%, 3/1/10                             $ 302,285
        Total Diversified Financials                             $ 750,069
        Insurance - 1.2 %
        Life & Health Insurance - 0.2 %
300,000 Provident Co., Inc., 7.0%, 7/15/18                       $ 308,614
        Multi-Line Insurance - 0.1 %
150,000 Loew Corp., 5.25%, 3/15/16                               $ 145,436
        Property & Casualty Insurance - 0.5 %
180,000 Kingsway America, Inc., 7.5%, 2/1/14                     $ 183,447
350,000 Ohio Casualty Corp., 7.3%, 6/15/14                         371,736
                                                                 $ 555,183
        Reinsurance - 0.3 %
300,000 Odyssey Re Holdings, 7.65%, 11/1/13                      $ 303,495
100,000 Platinum Underwriters HD 7.50%, 6/1/17                     103,622
                                                                 $ 407,117
        Total Insurance                                          $1,416,350
        Real Estate - 1.1 %
        Real Estate Investment Trusts - 1.1 %
300,000 Colonial Reality LP, 6.15%, 4/15/13                      $ 304,202
300,000 Health Care REIT, Inc., 6.2%, 6/1/16                       302,056
316,000 Host Marriott LP, 6.375%, 3/15/15                          306,520
250,000 Trustreet Properties, Inc., 7.5%, 4/1/15                   248,125
100,000 Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)         102,875
                                                                 $1,263,778
        Total Real Estate                                        $1,263,778
        Technology Hardware & Equipment - 0.4 %
        Computer Hardware - 0.4 %
500,000 NCR Corp., 7.125%, 6/15/09                               $ 515,859
        Total Technology Hardware & Equipment                    $ 515,859
        Semiconductors - 0.2 %
250,000 Chartered Semiconductor, 6.375%, 8/3/15                  $ 248,841
        Total Semiconductors                                     $ 248,841
        Telecommunication Services - 0.5 %
        Integrated Telecommunication Services - 0.5 %
 90,000 Embarq Corp., 7.082%, 6/1/16                             $  91,809
250,000 Telecom Italia Capital, 4.875%, 10/1/10                    241,872
300,000 Telecom Italia Capital, 5.25%, 11/15/13                    284,064
                                                                 $ 617,745
        Total Telecommunication Services                         $ 617,745
        Utilities - 0.1 %
        Electric Utilities - 0.0 %
115,000 Entergy Gulf States, 5.7%, 6/1/15                        $ 111,700
        Total Utilities                                          $ 111,700
        TOTAL CORPORATE BONDS
        (Cost  $11,267,420)                                      $11,348,268

        U.S. Government Agency Obligations - 26.4 %
        Government - 26.4 %
100,000 Fannie Mae, 5.24%, 8/7/18                                $  99,177
 65,000 Federal Home Loan Bank, 3.875%, 6/14/13                     61,028
356,906 Federal Home Loan Bank, 5.27%, 12/28/12                    361,153
108,082 Federal Home Loan Bank, 6.0%, 4/15/32                      110,405
300,000 Federal Home Loan Mortgage Corp., 3.25%, 2/25/08           292,494
748,527 Federal Home Loan Mortgage Corp., 4.5%, 12/1/20            721,354
837,787 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34            807,327
807,713 Federal Home Loan Mortgage Corp., 5.0%, 4/1/34             778,347
236,164 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16            236,813
354,515 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34            350,309
269,219 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18            270,315
903,914 Federal Home Loan Mortgage Corp., 5.5%, 12/1/34            893,189
476,474 Federal Home Loan Mortgage Corp., 5.5%, 12/1/35            470,124
183,939 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33             185,424
272,246 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33             274,444
317,653 Federal Home Loan Mortgage Corp., 6.0%, 5/1/33             319,970
150,495 Federal Home Loan Mortgage Corp., 6.0%, 6/1/34             151,511
148,320 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            151,883
 19,825 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33             20,255
 40,659 Federal Home Loan Mortgage Corp., 6.5%, 5/1/09              40,922
290,578 Federal Home Loan Mortgage Corp., 6.5%, 5/1/32             296,990
104,458 Federal National Mortgage Association, 4.78%, 12/1/12      102,562
149,701 Federal National Mortgage Association, 5.0%, 12/1/17       147,607
120,418 Federal National Mortgage Association, 5.0%, 3/1/33        116,117
334,822 Federal National Mortgage Association, 5.0%, 5/1/18        330,055
378,838 Federal National Mortgage Association, 5.0%, 6/1/34        364,776
350,000 Federal National Mortgage Association, 5.2%, 11/8/10       348,602
342,741 Federal National Mortgage Association, 5.5%, 11/1/33       338,621
167,640 Federal National Mortgage Association, 5.5%, 12/1/34       165,477
393,422 Federal National Mortgage Association, 5.5%, 2/1/17        394,544
 77,390 Federal National Mortgage Association, 5.5%, 2/1/18         77,580
108,799 Federal National Mortgage Association, 5.5%, 3/1/34        107,395
296,738 Federal National Mortgage Association, 5.5%, 4/1/34        292,910
 46,584 Federal National Mortgage Association, 5.5%, 7/1/23         46,361
223,847 Federal National Mortgage Association, 5.5%, 8/1/14        225,054
 51,185 Federal National Mortgage Association, 5.5%, 9/1/17         51,298
 36,765 Federal National Mortgage Association, 6.0%, 1/1/29         37,143
 10,382 Federal National Mortgage Association, 6.0%, 1/1/29         10,614
212,063 Federal National Mortgage Association, 6.0%, 1/1/33        213,628
236,029 Federal National Mortgage Association, 6.0%, 12/1/33       237,636
258,426 Federal National Mortgage Association, 6.0%, 2/1/33        260,186
 34,872 Federal National Mortgage Association, 6.0%, 3/1/33         35,109
997,698 Federal National Mortgage Association, 6.0%, 7/1/36       1,002,299
 41,931 Federal National Mortgage Association, 6.0%, 8/1/32         42,241
499,506 Federal National Mortgage Association, 6.0%, 8/1/36        501,809
 14,411 Federal National Mortgage Association, 6.0%, 9/1/29         14,552
1,260,00Federal National Mortgage Association, 6.125%, 3/15/12    1,331,291
 32,647 Federal National Mortgage Association, 6.5%, 10/1/32        33,368
117,369 Federal National Mortgage Association, 6.5%, 4/1/29        120,730
 40,933 Federal National Mortgage Association, 6.5%, 7/1/29         41,939
240,997 Federal National Mortgage Association, 6.5%, 7/1/32        246,315
109,345 Federal National Mortgage Association, 6.5%, 9/1/32        112,276
117,122 Federal National Mortgage Association, 6.50%, 12/1/21      120,216
 12,554 Federal National Mortgage Association, 7.0%, 3/1/12         12,859
 40,000 Federal National Mortgage Association, 7.125%, 6/15/10      42,976
  3,641 Federal National Mortgage Association, 8.0%, 1/1/31          3,840
  4,684 Federal National Mortgage Association, 8.0%, 10/1/30         4,940
 11,854 Federal National Mortgage Association, 8.0%, 2/1/29         12,544
  1,808 Federal National Mortgage Association, 8.0%, 2/1/30          1,917
 25,378 Federal National Mortgage Association, 8.0%, 3/1/31         26,911
  5,961 Federal National Mortgage Association, 8.0%, 4/1/20          6,288
  1,993 Federal National Mortgage Association, 8.0%, 4/1/30          2,102
  2,045 Federal National Mortgage Association, 8.0%, 5/1/31          2,157
  2,020 Federal National Mortgage Association, 8.0%, 7/1/30          2,131
 21,613 Federal National Mortgage Association, 9.0%, 4/1/33         22,772
500,000 Freddie Mac, 6.0%, 8/1/16                                  517,141
338,401 Government National Mortgage Association II, 5.5%, 2/20/3 335,364 357,191 Government National Mortgage Association II, 6.0%, 10/20/ 362,443
113,635 Government National Mortgage Association, 4.5%, 1/15/35    107,361
176,013 Government National Mortgage Association, 4.5%, 4/15/35    166,295
381,889 Government National Mortgage Association, 5.0%, 10/15/34   371,307
271,717 Government National Mortgage Association, 5.0%, 4/15/34    264,211
183,874 Government National Mortgage Association, 5.5%, 10/15/33   182,826
237,819 Government National Mortgage Association, 5.5%, 12/15/34   236,427
499,388 Government National Mortgage Association, 5.5%, 4/15/36    496,051
448,834 Government National Mortgage Association, 5.5%, 8/15/17    450,708
373,606 Government National Mortgage Association, 5.5%, 8/15/19    375,165
109,621 Government National Mortgage Association, 5.5%, 8/15/33    108,996
337,584 Government National Mortgage Association, 5.5%, 8/15/33    335,660
 89,465 Government National Mortgage Association, 5.5%, 9/15/33     89,011
391,820 Government National Mortgage Association, 5.50%, 8/15/33   389,588
187,948 Government National Mortgage Association, 6.0%, 10/15/33   190,469
  4,402 Government National Mortgage Association, 6.0%, 4/15/14      4,482
 15,557 Government National Mortgage Association, 6.0%, 8/15/13     15,747
611,302 Government National Mortgage Association, 6.0%, 8/15/34    619,561
812,105 Government National Mortgage Association, 6.0%, 9/15/33    823,000
260,811 Government National Mortgage Association, 6.0%, 9/15/34    264,335
366,676 Government National Mortgage Association, 6.00%, 12/15/33  371,595
171,700 Government National Mortgage Association, 6.5%, 10/15/28   176,625
 82,032 Government National Mortgage Association, 6.5%, 5/15/33     84,233
 10,240 Government National Mortgage Association, 7.0%, 4/15/28     10,576
  2,738 Government National Mortgage Association, 7.0%, 8/15/28      2,828
  7,173 Government National Mortgage Association, 7.5%, 1/15/30      7,466
  4,433 Government National Mortgage Association, 7.75%, 11/15/29    4,668
 29,425 Government National Mortgage Association, 8.0%, 2/15/30     31,179
550,000 U.S. Treasury Bonds, 6.0%, 2/15/26                         629,278
200,000 U.S. Treasury Bonds, 4.0%, 2/15/14                         192,305
720,000 U.S. Treasury Bonds, 5.25%, 11/15/28                       761,175
200,000 U.S. Treasury Bonds, 6.25%, 8/15/23                        232,203
100,000 U.S. Treasury Bonds, 7.125%, 2/15/23                       125,609
 62,761 U.S. Treasury Inflation Protected Security, 1.875%, 7/15/   60,770
458,336 U.S. Treasury Inflation Protected Security, 3.375%, 1/15/ 482,434 175,352 U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11 183,667
1,985,00U.S. Treasury Notes, 4.0%, 11/15/12                       1,922,659
800,000 U.S. Treasury Notes, 4.125%, 5/15/15                       772,031
300,000 U.S. Treasury Notes, 4.25%, 11/15/14                       292,570
400,000 U.S. Treasury Notes, 4.25%, 8/15/15                        389,109
700,000 U.S. Treasury Notes, 4.75%, 11/15/08                       700,957
500,000 US Treasury Notes, 4.75%, 5/15/14                          504,239
360,000 U.S. Treasury Notes, 5.375%, 2/15/31                       388,828
 95,000 U.S. Treasury Notes, 5.5%, 8/15/28                         103,520
1,100,00U.S. Treasury Notes, 5.625%, 5/15/08                      1,114,996
200,000 U.S. Treasury Strip, 0.0%, 11/15/15                        130,697
                                                                 $30,887,547
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost  $31,104,795)                                      $30,887,547

        Temporary Cash Investment - 0.9 %
        Security Lending Collateral - 0.9 %
1,060,50Security Lending Investment Fund, 5.37%                  $1,060,500
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $1,060,500)                                       $1,060,500

        TOTAL INVESTMENT IN SECURITIES - 99.5%
        (Cost  $102,028,352)                                     $116,260,663

        OTHER ASSETS AND LIABILITIES - 0.5%                      $566,854

        TOTAL NET ASSETS - 100.0%                                $116,827,517

     *  Non-income producing security

   (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $102,028,352 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                $17,406,583

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                 (3,174,272)

        Net unrealized gain                                      $14,232,311

   (b)  At September 30, 2006, the following security was out on loan:

Shares                          Security                          Market Value
30,300  Teva Pharmaceutical Industries, Ltd. * (b)               $1,032,927
        Total                                                    $1,032,927




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.